Leases	12 Months Ended
Dec. 31, 2025
Disclosure of leases [Abstract]
Leases	Leases
LEASE ASSETS

	Product transportation and storage	Field equipment and power	Offshore vessels and equipment	Office leases and other	Total
At December 31, 2023	$840	$482	$71	$65	$1,458
Additions	5	118	40	68	231
Depreciation	(96)	(135)	(51)	(20)	(302)
Foreign exchange adjustments and other	3	3	4	(3)	7
At December 31, 2024	752	468	64	110	1,394
Additions (1)	1,554	413	45	43	2,055
Depreciation	(100)	(208)	(30)	(24)	(362)
Derecognitions	(3)	(29)	(29)	—	(61)
Foreign exchange adjustments and other	(4)	(10)	(7)	(4)	(25)
At December 31, 2025	$2,199	$634	$43	$125	$3,001
(1)During 2025, in connection with the AOSP asset swap (note 6), the Company became the sole contracted shipper on the Corridor pipeline and recognized $1,510 million of lease assets, with an associated reduction in the Company's product transportation, purchases, and processing commitments (note 19).
LEASE ASSETS, BY SEGMENT
As at December 31, 2025 and 2024, the Company had the following lease assets by segment:

	2025	2024
Exploration and Production
North America	$370	$257
North Sea	32	25
Offshore Africa	35	93
Oil Sands Mining and Upgrading	2,457	932
Head Office	107	87
	$3,001	$1,394
LEASE LIABILITIES
The Company measures its lease liabilities at the discounted value of its lease payments during the lease term. Lease liabilities as at December 31, 2025 and 2024 were as follows:

	2025	2024
Lease liabilities	$3,106	$1,464
Less: current portion	373	255
	$2,733	$1,209
In addition to the lease assets disclosed above, on an ongoing basis the Company enters into short-term leases related to its Exploration and Production and Oil Sands Mining and Upgrading activities.
Other amounts included in net earnings and cash flows during 2025 and 2024 are provided below:

	2025	2024
Expenses relating to short-term leases (1)	$306	$337
Interest expense on lease liabilities	$74	$69
Variable lease payments not included in the measurement of lease liabilities	$24	$59
Total cash outflows for leases (2)	$1,458	$1,333
(1)During 2025, the Company capitalized $693 million (2024 – $543 million) of short-term leases as additions to property, plant and equipment.
(2)Comprised of cash outflows relating to lease liabilities, short-term leases, and variable lease payments.